Contingent consideration 1 - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 503,013,057	€ 300,500,000	$ 486,167,287	€ 300,500,000
Milestone Two [member]
Disclosure of contingent liabilities [line items]
Contingent consideration	$ 1,250,000
Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Percentage of milestone payment due and payable			0.00%	0.00%
Paxalisib [Member] | Milestone Five [member]
Disclosure of contingent liabilities [line items]
Milestone payment discount rate	9.00%	9.00%	9.00%	9.00%
Probability of milestone payments	100.00%	100.00%	100.00%	100.00%
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Percentage of discount rate on milestone payments	9.00%	9.00%	9.00%	9.00%
Contingent consideration – EVT801 [Member] | Milestone Three [Member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	100.00%	100.00%	100.00%	100.00%
Contingent consideration – EVT801 [Member] | Milestone Four [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	80.00%	80.00%	80.00%	80.00%
Contingent consideration – EVT801 [Member] | Milestone Five [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	49.00%	49.00%	63.00%	63.00%